Cover	6 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3
Entity Registrant Name	Prairie Operating Co.
Entity Central Index Key	0001162896
Entity Tax Identification Number	98-0357690
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	602 Sawyer Street
Entity Address, Address Line Two	Suite 710
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77007
City Area Code	713
Local Phone Number	424-4247
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	602 Sawyer Street
Entity Address, Address Line Two	Suite 710
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77007
City Area Code	713
Local Phone Number	424-4247
Contact Personnel Name	Edward Kovalik